Share based Compensation - HMHL Share Option Schemes (Details) - USD ($) $ in Millions						12 Months Ended
	Jun. 15, 2016	Dec. 17, 2014	Dec. 20, 2013	Aug. 06, 2008	Jun. 04, 2005	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
HMHL Share Option Schemes
Share based Compensation
Expiry period				6 years
Aggregate number of shares issuable						2,144,408
Share options cancelled	1,187,372		2,485,189			1,187,372	39,884
Number of share options granted		1,187,372					1,187,372
Cash payment of cancelled share options period			4 years
Liability of modified awards in other non-current liabilities								$ 0.9
Liability of modified awards in other payables						$ 1.4		$ 0.8
HMHL Share Option Schemes | Ordinary Shares
Share based Compensation
Number of shares authorized but unissued						157,111,839
Vesting period						4 years
Vesting percentage upon first anniversary						25.00%
Annual vesting percentage after the first anniversary						25.00%
HMHL Share Option Schemes | Six-year awards | Ordinary Shares
Share based Compensation
Expiry period						6 years
HMHL Share Option Schemes | Nine-year awards | Ordinary Shares
Share based Compensation
Expiry period						9 years
HCML Share Option Scheme
Share based Compensation
Expiry period					10 years
Aggregate number of shares issuable						2,425,597
Number of shares authorized but unissued						14,294,177
Share options cancelled		593,686				3,750	593,686
Number of share options granted	593,686					693,686